Legal proceedings update	6 Months Ended
Jun. 30, 2022
Legal proceedings update [abstract]
Legal proceedings update [text block]
9. Legal proceedings update
A number of Novartis companies are, and will likely continue to be, subject to various legal proceedings, including litigations, arbitrations and governmental investigations, that arise from time to time. Legal proceedings are inherently unpredictable. As a result, the Group may become subject to substantial liabilities that may not be covered by insurance and may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. Note 20 to the Consolidated Financial Statements in our 2021 Annual Report and 2021 Form 20-F contains a summary as of the date of these reports of significant legal proceedings to which Novartis or its subsidiaries were a party. The following is a summary as of July 18, 2022, of significant developments in those proceedings, as well as any new significant proceedings commenced since the date of the 2021 Annual Report and 2021 Form 20-F.
Investigations and related litigations
340B Drug Pricing Program investigation
In February 2021, Novartis Pharmaceuticals Corporation (NPC) received a civil investigative subpoena from the Office of the Attorney General of the State of Vermont. The subpoena requests the production of documents and information concerning NPC’s participation in the 340B Drug Pricing Program in Vermont. NPC provided documents and information to the Office of the Attorney General. In May 2021, NPC received a notification from the US Health Resources and Services Administration (HRSA) which stated that HRSA believes NPC’s contract pharmacy policy violates the 340B statute and threatened potential enforcement action. NPC subsequently sued HRSA in the U.S. District Court (“USDC”) for the District of Columbia to challenge HRSA’s determination and to enjoin HRSA from taking action with respect to NPC’s contract pharmacy policy. HRSA then referred the matter regarding NPC’s contract pharmacy policy to OIG, which could result in the imposition of civil monetary penalties on NPC. In November 2021, the USDC issued a decision rejecting HRSA’s interpretation of the 340B statute, vacated the violation notification and remanded the matter to HRSA. HRSA has filed an appeal. In December 2021, Emory University Hospital Midtown filed an Administrative Dispute Resolution Proceeding (ADR) against NPC, seeking the return of alleged overcharges resulting from NPC’s contract pharmacy policy. The parties are awaiting assignment to an ADR panel.
Greece Investigation
Novartis is providing information to the Greek authorities investigating allegations of potentially inappropriate economic benefits to HCPs, government officials and others in Greece. These authorities include the Greek Coordinating Body for Inspection and Control, and the Greek Body of Prosecution of Financial Crime (SDOE), from which the Company received a summons in 2018 and 2020. In 2021, SDOE imposed on Novartis Hellas a fine equivalent to approximately USD 1.2 million, which Novartis Hellas has appealed. In 2022, the Greek State served a civil lawsuit on Novartis Hellas, seeking approximately USD 225 million in compensation for moral damages allegedly arising from the conduct that was the subject of the Company’s 2020 settlement with the US Department of Justice regarding allegations of inappropriate economic benefits in Greece that was disclosed in the 2020 Annual Report and 2020 Form 20-F. The claims are being vigorously contested.
Product liability litigation
Taxotere® (docetaxel)
Sandoz is a defendant in more than 3 000 US product liability actions involving Taxotere® (docetaxel), an oncology product, many of which have been transferred to a multidistrict litigation in the Eastern District of Louisiana. The complaints allege misleading marketing and that Sanofi, as innovator, and several 505(b)(2) NDA holders (including Sandoz) failed to warn of the risk of permanent alopecia/hair loss. In 2022, a new multidistrict litigation was created in the Eastern District of Louisiana for claims related to alleged eye injuries. The claims are being vigorously contested.
In addition to the matters described above, there have been other developments in the other legal matters described in Note 20 to the Consolidated Financial Statements contained in our 2021 Annual Report and 2021 Form 20-F.
Novartis believes that its total provisions for investigations, product liability, arbitration and other legal matters are adequate based upon currently available information. However, given the inherent difficulties in estimating liabilities, there can be no assurance that additional liabilities and costs will not be incurred beyond the amounts provided.